Document And Entity Information	Apr. 27, 2023
Document Information Line Items
Entity Registrant Name	VADO CORP.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001700849
Document Period End Date	Apr. 27, 2023
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	NV
Entity File Number	333-222593
Entity Tax Identification Number	30-0968244
Entity Address, Address Line One	13468 Beach Ave.
Entity Address, City or Town	Marina Del Rey
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90292
City Area Code	(888)
Local Phone Number	545-0009
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None